Long Term Debt - Schedule of Long Term Debt (Details) - Mann- India Technologies Private Limited [Member] - USD ($)		Mar. 31, 2019 [1]	Dec. 31, 2018		Dec. 31, 2017
Current Portion: Long Term Debt		$ 8,957	$ 8,957		$ 20,386
Non-current Portion: Long Term Debt		22,339	23,730
Car Loan from HDFC [Member]
Current Portion: Long Term Debt	[2]				13,939
ICICI Bank Car Loan [Member]
Current Portion: Long Term Debt		8,957	8,957	[2]		[2]
Non-current Portion: Long Term Debt		$ 22,339	23,730	[2]		[2]
Bajaj Finance Limited [Member]
Current Portion: Long Term Debt	[3]				$ 6,447

[1]	Car loan taken from bank is secured against the hypothecation of Car purchased. Loans are payable as per payment schedules as per the loan agreements.
[2]	Car loan taken from banks are secured against the hypothecation of respective assets. Loans are payable as per payment schedules as per the loan agreements.
[3]	Business loan agreement with Bajaj Finance has been repaid in 2018 in the amount of $6,447.